Expense Example - Persimmon Long/Short Fund - Persimmon Long/Short Fund Class I Shares	Apr. 29, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 202
Expense Example, with Redemption, 3 Years	654
Expense Example, with Redemption, 5 Years	1,131
Expense Example, with Redemption, 10 Years	$ 2,451